THE LOU HOLLAND TRUST

One North Wacker Drive, Suite 700

Chicago, Illinois 60606

May 5, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Certification Pursuant to Rule 497(j)

The Lou Holland Trust (“Trust”)

Form N-1A Registration Statement

File No: 333-00935

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of a filing under Rule 497(c), I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust, each dated May 1, 2009, that would have been filed under Rule 497(c), would not have differed from that contained in the above referenced most recent amendment to the registration statement and that such amendment was filed electronically via EDGAR on April 27, 2009.

If you have any questions please contact me at (312) 553-4844.

Sincerely,

/s/ Susan Chamberlain

Susan M. Chamberlain

Chief Compliance Officer

cc: Arthur Don